NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2019
Non-Controlling Interest 1 [Abstract]
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS
Non-controlling interests consists of the following:

(US$ Millions)	Jun. 30, 2019	Dec. 31, 2018
Redeemable/Exchangeable Partnership Units and Special LP Units(1)	$12,814	$12,740
Exchange LP Units(1)	96	96
BPR Units(1)	2,298	3,091
Interests of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Asset Management	15	16
Preferred equity of subsidiaries	2,977	2,830
Non-controlling interests in subsidiaries and properties	12,894	15,610
Total interests of others in operating subsidiaries and properties	15,886	18,456
Total non-controlling interests	$31,094	$34,383

(1)
Each unit within these classes of non-controlling interest has economic terms substantially equivalent to those of an LP unit. As such, income attributed to each unit or share of non-controlling interest is equivalent to that allocated to an LP unit. The proportion of interests held by holders of the Redeemable/Exchangeable Units and Exchange LP Units changes as a result of issuances, repurchases and exchanges. Consequently, the partnership adjusted the relative carrying amounts of the interests held by Limited Partners and non-controlling interests based on their relative share of the equivalent LP Units. The difference between the adjusted value and the previous carrying amounts was attributed to current LP Units as ownership changes in the Condensed Consolidated Statement of Changes in Equity.

Non-controlling interests of others in operating subsidiaries and properties consist of the following:

		Proportion of economic interests held by non-controlling interests
(US$ Millions)	Jurisdiction of formation	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2018
BPO(1)	Canada	—%	—%	$4,763	$4,757
Forest City Realty Trust, Inc.(2)(3)	United States	—%	85%	—	3,437
BPR Retail Holdings LLC(4)	United States	—%	—%	1,606	1,773
BSREP CARS Sub-Pooling LLC(2)	United States	71%	71%	950	957
Center Parcs UK(2)	United Kingdom	73%	73%	586	863
BSREP II Korea Office Holdings Pte. Ltd.	South Korea	78%	78%	753	766
BSREP II MH Holdings LLC(2)	United States	74%	74%	736	700
BSREP II PBSA Ltd.	Bermuda	75%	75%	698	687
BSREP India Office Holdings Pte. Ltd.	United States	67%	67%	424	612
BSREP II Aries Pooling LLC(2)	United States	74%	74%	580	603
BSREP II Retail Upper Pooling LLC(2)	United States	50%	50%	495	552
BSREP UA Holdings LLC(2)	Cayman Islands	70%	70%	414	507
Other	Various	18% - 92%	18% - 92%	3,881	2,242
Total				$15,886	$18,456

(1)	Includes non-controlling interests in BPO subsidiaries which vary from 1% - 100%.

(2)
Includes non-controlling interests representing interests held by other investors in Brookfield-sponsored real estate funds and holding entities through which the partnership participates in such funds. Also includes non-controlling interests in underlying operating entities owned by these funds.

(3)
In the first quarter of 2019, the partnership deconsolidated BSREP III due to loss of control. Forest City is an investment in BSREP III and therefore no longer being consolidated. See Note 4, Investment Properties for further information.

(4)	Includes non-controlling interests in BPR subsidiaries.